15. Trade Payables	12 Months Ended
Dec. 31, 2017
Trade Payables
Trade Payables

	2017	2016

Domestic suppliers	1,973,668	1,620,388
Foreign suppliers	181,830	89,265

	2,155,498	1,709,653

Some Company’s subsidiaries acquire oil based fuels and LPG from Petrobras and its subsidiaries and ethylene from Braskem S.A. These suppliers control almost all of the markets for these products in Brazil.